CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 50,340	$ 36,538
Short-term deposits	48,000	78,000
Marketable securities	1,880	1,108
Trade receivables	9,188	9,916
Inventories	99,810	84,106
Prepaid expenses and other current assets	14,151	14,144
Total current assets	223,369	223,812
LONG-TERM ASSETS:
Marketable securities	68,831	50,507
Property, plant and equipment, net	9,817	9,245
Deferred tax asset, net	8,786	3,924
Intangible assets, net	36,458	36,001
Goodwill	64,904	64,904
Operating lease right-of-use assets	23,567	13,557
Other assets	3,150	2,956
Total long-term assets	215,513	181,094
Total assets	438,882	404,906
CURRENT LIABILITIES:
Trade payables	79,130	56,185
Other accounts payable and accrued expenses	38,566	49,325
Operating lease liabilities, current	7,106	3,802
Total current liabilities	124,802	109,312
LONG-TERM LIABILITIES:
Operating lease liabilities, non-current	15,604	8,712
Other long-term liabilities	16,172	3,775
Total liabilities	156,578	121,799
CONTINGENCIES (Note 11)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	76,912	178,910
Accumulated other comprehensive income	2,106	2,402
Retained earnings	203,269	101,778
Total shareholders' equity	282,304	283,107
Total liabilities and shareholders' equity	438,882	404,906
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, value outstanding	14	14
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, value outstanding	$ 3	$ 3